Victory Pioneer Global Equity Fund Investment Strategy - Victory Pioneer Global Equity Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of issuers located throughout the world. Derivative instruments that provide exposure to such securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy. The Fund’s principal focus is on companies that exhibit solid fundamental characteristics and are underappreciated by the market. The Fund may invest in securities of any market capitalization, and in securities in any industry or market sector. The Fund may invest in both developed and emerging markets without limit. The Fund may invest in initial public offerings of equity securities.Normally, the Fund invests at least a minimum percentage of its net assets in issuers located outside of the United States. The minimum percentage is the lesser of (a) 40% or (b) the percentage of the MSCI World NR Index that is represented by non-U.S. issuers from time to time minus 5 percentage points. For example, if non-U.S. issuers represent 42% of the MSCI World NR Index, the minimum percentage is 37%, and in that case the Fund will normally invest at least 37% of its net assets in issuers located outside of the United States. Notwithstanding the foregoing, if the minimum percentage determined as described above is more than 30%, the minimum percentage may be reduced to 30% for so long as market conditions for these investments or in specific foreign markets are deemed unfavorable by the Adviser. For the purposes of satisfying this policy, the Fund may invest in derivative instruments that provide exposure to such non-U.S. issuers or have similar economic characteristics. Non-U.S. issuers are issuers that are organized under the laws of a country outside of the United States, issuers with a principal office located in a country outside of the United States, issuers that derive at least 50% of their gross revenues or profits from goods or services produced in a country outside of the United States or sales made in a country outside of the United States, or issuers that have at least 50% of their assets in a country outside of the United States.For purposes of the Fund’s investment policies, equity securities include common stocks and other equity instruments, such as funds that invest primarily in equity securities, depositary receipts, warrants, rights, and preferred stocks.Subject to the Fund’s 80% investment policy, the Fund may invest up to 20% of its total assets in debt securities, and cash and cash equivalents. Generally, the Fund acquires investment-grade debt securities, but the Fund may invest up to 5% of its net assets in below-investment-grade debt securities (known as “junk bonds”).The Fund may purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments, including as a means of managing relative currency and country exposure. The Fund may also use derivatives, including stock index futures and options and futures on equity-based volatility indices, for a variety of other purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique.The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.The Fund integrates a top-down view of the global macro-economic landscape with fundamental, bottom up, equity analysis. The investment process combines the skill of the Adviser’s macroeconomic analyst and fundamental equity research teams in a rigorous risk adjusted portfolio construction process. Using this investment style, the Adviser seeks to invest in those issuers that have a competitive advantage that can be maintained over time when they trade at reasonable valuations or when they have growth opportunities that are not reflected yet in the valuation. In selecting stocks, the Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. The Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Adviser focuses on the quality and valuation of issuers and securities. The Adviser generally sells a portfolio security when the target price is reached, a better opportunity is identified or fundamentals have deteriorated. The Adviser makes that determination based upon the same criteria it uses to select portfolio securities.The Fund may consider various non-financial ratings or factors, where applicable, through quantitative models or qualitative assessment. The significance these considerations have on security selection varies widely, as the analysis is inherently subjective. Further, the consideration of such factors may not apply to certain instruments and the consideration of such factors is only a part of the investment process.